Advances to suppliers	12 Months Ended
Dec. 31, 2015
Advances to suppliers [Abstract]
Advances to suppliers

Note 6 - Advances to suppliers

Advances to suppliers as of December 31, 2015 and 2014 consisted of the following:

	December 31,
	2015	2014

Advances to Honesty Group	$40	$-
Advances to other suppliers	86	33
Advances to suppliers	$126	$33

The Company makes advances to Honesty Group and other vendors for inventory purchases.